Loans and advances to customers - Schedule of loans and advances to customers in detail by activity (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	€ 1,017,820
Refinanced and restructured transactions	23,874
Advances to customers	18,529
Financial assets	243,203	€ 193,716	€ 163,853
Customers
Loans And Advances To Customers [Line Items]
Financial assets	1,036,349	€ 1,036,004	€ 972,682
Less than or equal to 40%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	138,530
Refinanced and restructured transactions	3,383
More than 40% and less than or equal to 60%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	154,728
Refinanced and restructured transactions	1,878
More than 60% and less than or equal to 80%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	147,958
Refinanced and restructured transactions	2,030
More than 80% and less than or equal to 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	151,461
Refinanced and restructured transactions	4,910
More than 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	63,834
Refinanced and restructured transactions	1,465
Public sector
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	24,244
Public sector | Less than or equal to 40%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	78
Public sector | More than 40% and less than or equal to 60%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	68
Public sector | More than 60% and less than or equal to 80%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	29
Public sector | More than 80% and less than or equal to 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	111
Public sector | More than 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	25
Other financial institutions (financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	86,908
Other financial institutions (financial business activity) | Less than or equal to 40%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	2,101
Other financial institutions (financial business activity) | More than 40% and less than or equal to 60%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	1,030
Other financial institutions (financial business activity) | More than 60% and less than or equal to 80%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	787
Other financial institutions (financial business activity) | More than 80% and less than or equal to 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	49,638
Other financial institutions (financial business activity) | More than 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	853
Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	346,211
Non-financial corporations and individual entrepreneurs (non-financial business activity) | Less than or equal to 40%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	33,074
Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 40% and less than or equal to 60%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	27,279
Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 60% and less than or equal to 80%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	22,263
Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 80% and less than or equal to 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	47,483
Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	24,846
Households - other
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	560,457
Households - other | Less than or equal to 40%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	103,277
Households - other | More than 40% and less than or equal to 60%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	126,351
Households - other | More than 60% and less than or equal to 80%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	124,879
Households - other | More than 80% and less than or equal to 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	54,229
Households - other | More than 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	38,110
Without collateral
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	361,309
Refinanced and restructured transactions	10,208
Without collateral | Public sector
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	23,933
Without collateral | Other financial institutions (financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	32,499
Without collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	191,266
Without collateral | Households - other
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	113,611
Of which property collateral
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	434,823
Refinanced and restructured transactions	8,024
Of which property collateral | Public sector
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	185
Of which property collateral | Other financial institutions (financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	2,307
Of which property collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	73,311
Of which property collateral | Households - other
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	359,020
Of which other collateral
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	221,688
Refinanced and restructured transactions	5,642
Of which other collateral | Public sector
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	126
Of which other collateral | Other financial institutions (financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	52,102
Of which other collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	81,634
Of which other collateral | Households - other
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	87,826
Construction and property development | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	18,156
Construction and property development | Non-financial corporations and individual entrepreneurs (non-financial business activity) | Less than or equal to 40%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	5,401
Construction and property development | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 40% and less than or equal to 60%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	5,326
Construction and property development | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 60% and less than or equal to 80%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	1,364
Construction and property development | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 80% and less than or equal to 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	2,954
Construction and property development | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	1,224
Construction and property development | Without collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	1,887
Construction and property development | Of which property collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	14,452
Construction and property development | Of which other collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	1,817
Civil engineering construction | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	3,125
Civil engineering construction | Non-financial corporations and individual entrepreneurs (non-financial business activity) | Less than or equal to 40%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	112
Civil engineering construction | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 40% and less than or equal to 60%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	149
Civil engineering construction | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 60% and less than or equal to 80%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	191
Civil engineering construction | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 80% and less than or equal to 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	739
Civil engineering construction | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	36
Civil engineering construction | Without collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	1,898
Civil engineering construction | Of which property collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	192
Civil engineering construction | Of which other collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	1,035
Large companies | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	189,654
Large companies | Non-financial corporations and individual entrepreneurs (non-financial business activity) | Less than or equal to 40%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	14,610
Large companies | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 40% and less than or equal to 60%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	7,958
Large companies | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 60% and less than or equal to 80%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	7,504
Large companies | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 80% and less than or equal to 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	24,357
Large companies | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	11,872
Large companies | Without collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	123,353
Large companies | Of which property collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	24,368
Large companies | Of which other collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	41,933
SMEs and individual entrepreneurs | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	135,276
SMEs and individual entrepreneurs | Non-financial corporations and individual entrepreneurs (non-financial business activity) | Less than or equal to 40%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	12,951
SMEs and individual entrepreneurs | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 40% and less than or equal to 60%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	13,846
SMEs and individual entrepreneurs | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 60% and less than or equal to 80%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	13,204
SMEs and individual entrepreneurs | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 80% and less than or equal to 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	19,433
SMEs and individual entrepreneurs | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	11,714
SMEs and individual entrepreneurs | Without collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	64,128
SMEs and individual entrepreneurs | Of which property collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	34,299
SMEs and individual entrepreneurs | Of which other collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	36,849
Residential | Households - other
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	352,181
Residential | Households - other | Less than or equal to 40%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	94,426
Residential | Households - other | More than 40% and less than or equal to 60%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	116,017
Residential | Households - other | More than 60% and less than or equal to 80%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	113,764
Residential | Households - other | More than 80% and less than or equal to 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	23,951
Residential | Households - other | More than 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	2,544
Residential | Without collateral | Households - other
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	1,479
Residential | Of which property collateral | Households - other
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	350,128
Residential | Of which other collateral | Households - other
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	574
Consumer loans | Households - other
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	190,457
Consumer loans | Households - other | Less than or equal to 40%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	5,411
Consumer loans | Households - other | More than 40% and less than or equal to 60%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	7,968
Consumer loans | Households - other | More than 60% and less than or equal to 80%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	8,586
Consumer loans | Households - other | More than 80% and less than or equal to 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	25,124
Consumer loans | Households - other | More than 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	34,883
Consumer loans | Without collateral | Households - other
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	108,485
Consumer loans | Of which property collateral | Households - other
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	2,270
Consumer loans | Of which other collateral | Households - other
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	79,702
Other purposes | Households - other
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	17,819
Other purposes | Households - other | Less than or equal to 40%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	3,440
Other purposes | Households - other | More than 40% and less than or equal to 60%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	2,366
Other purposes | Households - other | More than 60% and less than or equal to 80%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	2,529
Other purposes | Households - other | More than 80% and less than or equal to 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	5,154
Other purposes | Households - other | More than 100%
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	683
Other purposes | Without collateral | Households - other
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	3,647
Other purposes | Of which property collateral | Households - other
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	6,622
Other purposes | Of which other collateral | Households - other
Loans And Advances To Customers [Line Items]
Loans to customers, net of impairment losses	€ 7,550